9. Convertible Debt: Schedule of Debt (Tables)	3 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Debt
December 31, 2012
Principal balance	$4,800,000
Accrued interest	270,386
5,070,386
Less discount	(1,024,643)
Convertible notes	4,045,743
Less current portion	(104,435)
Long-term portion	$3,941,308